RIGHT-OF-USE ASSET AND LEASE LIABILITY (Details 1) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [abstract]
Less than one year	$ 149	$ 0
One to five years	678	0
More than five years	0	0
Total undiscounted lease liability	$ 827	$ 0